Federated Prudent Absolute Return Fund
(formerly, Federated Market Opportunity Fund)
A Portfolio of Federated Equity Funds
CLASS A SHARES (FMAXX)
CLASS B SHARES (FMBBX)
CLASS C SHARES (FMRCX)
INSTITUTIONAL SHARES (FMIIX)

SUPPLEMENT TO SUMMARY PROSPECTUS DATED dECEMBER 31, 2011
Effective December 31, 2012, the Fund will change its name from Federated Prudent Absolute Return Fund to Federated Absolute Return Fund. Dana L. Meissner will continue as Portfolio Manager of the Fund. Please remove all references to Douglas C. Noland throughout the document.
December 13, 2012
Federated Prudent Absolute Return Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q451461 (12/12)
Federated Prudent Absolute Return Fund
(formerly, Federated Market Opportunity Fund)
A Portfolio of Federated Equity Funds
CLASS A SHARES (FMAXX)
CLASS B SHARES (FMBBX)
CLASS C SHARES (FMRCX)
INSTITUTIONAL SHARES (FMIIX)

SUPPLEMENT TO PROSPECTUS DATED December 31, 2011
Effective December 31, 2012, the Fund will change its name from Federated Prudent Absolute Return Fund to Federated Absolute Return Fund. Dana L. Meissner will continue as Portfolio Manager of the Fund. Please remove all references to Douglas C. Noland throughout the document.
December 13, 2012
Federated Prudent Absolute Return Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q451462 (12/12)
Federated Prudent Absolute Return Fund
(formerly, Federated Market Opportunity Fund)
A Portfolio of Federated Equity Funds
CLASS A Shares (FMAXX)
CLASS B Shares (FMBBX)
CLASS C Shares (FMRCX)
INSTITUTIONAL SHARES (FMIIX)

SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION DATED December 31, 2011
Effective December 31, 2012, the Fund will change its name from Federated Prudent Absolute Return Fund to Federated Absolute Return Fund. Dana L. Meissner will continue as Portfolio Manager of the Fund. Please remove all references to Douglas C. Noland throughout the document.
December 13, 2012
Federated Prudent Absolute Return Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q451463 (12/12)